Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of basic and diluted net loss per share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income (loss) per common share — basic:
Income (loss) from continuing operations					$ 4,157,108	$ (2,666,269)
Loss from discontinued operations					(253,367)	(371,248)
Net income (loss)					$ 3,903,741	$ (3,037,517)
Weighted average common shares outstanding — basic (in Shares)	1,987,906	1,937,148	1,980,365	1,820,641	1,897,315	1,319,094
Net income (loss) per common share available to common stockholders– basic:
From continuing operations (in Dollars per share)					$ 1.45	$ (2.07)
From discontinued operations (in Dollars per share)					$ (0.13)	$ (0.28)
Income (loss) per common share — diluted:
Income (loss) from continuing operations					$ 4,157,108	$ (2,666,269)
Add: interest expense, net					(3,036)
Numerator for loss from continuing operations per common share — diluted					4,154,072	(2,666,269)
Numerator for loss from discontinuing operations per common share — diluted					(253,367)	(371,248)
Net loss per common share – diluted					$ 3,900,705	$ (3,037,517)
Weighted average common shares outstanding — basic (in Shares)	1,987,906	1,937,148	1,980,365	1,820,641	1,897,315	1,319,094
Effect of dilutive securities:
Options (in Shares)					5,996
Preferred shares (in Shares)					15,133
Weighted average common shares outstanding – diluted (in Shares)					19,184,448	1,319,094
Net loss per common share available to common stockholders – diluted:
From continuing operations (in Dollars per share)					$ 1.43	$ (2.07)
From discontinued operations (in Dollars per share)					$ (0.13)	$ (0.28)